Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of capital amounts and ratios
					Minimum
					To Be "Well-
			Minimum		Capitalized"		Well-Capitalized
			For Capital		Under Prompt		With Buffer, Fully
	Actual		Adequacy Purposes		Corrective Provisions		Phased in for 2019
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016
Total Core Capital (to Risk-Weighted Assets)	$29,264	18.45%	≥$12,689	≥8.0%	≥$15,861	≥10.0%	≥$16,654	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	28,274	17.83	≥9,516	≥6.0	≥12,689	≥8.0	≥13,482	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	28,274	17.83	≥7,137	≥4.5	≥10,309	≥6.5	≥11,102	≥7.0
Tier 1 Capital (to Assets)	28,274	10.70	≥10,572	≥4.0	≥13,214	≥5.0	≥13,214	≥5.0
As of December 31, 2015:
Total Core Capital (to Risk-Weighted Assets)	$20,757	15.12%	≥$10,980	≥8.0%	≥$13,725	≥10.0%
Tier 1 Capital (to Risk-Weighted Assets)	19,946	14.53	≥8,235	≥6.0	≥10,980	≥8.0
Tier 1 Common Equity (to Risk-Weighted Assets)	19,946	14.53	≥6,176	≥4.5	≥8,921	≥6.5
Tier 1 Capital (to Assets)	19,946	7.85	≥10,167	≥4.0	≥12,709	≥5.0